LONG-TERM LOANS FROM BANKS (Loans to TPSCo from Japanese Institutions) (Narrative) (Details) - TPSCo [Member] $ in Thousands, ¥ in Billions	1 Months Ended
	Dec. 31, 2015 USD ($)	Jun. 30, 2014	Dec. 31, 2015 JPY (¥)
2014 Term Loan [Member]
Debt Instrument [Line Items]
Amount borrowed	$ 73,000
Number of installment payments		7
2014 Term Loan [Member] | TIBOR [Member]
Debt Instrument [Line Items]
Basis spread over variable interest rate		1.65%
2015 Term Loan [Member]
Debt Instrument [Line Items]
Maturity term	5 years
Amount borrowed	$ 71,000		¥ 8.5
2015 Term Loan [Member] | TIBOR [Member]
Debt Instrument [Line Items]
Basis spread over variable interest rate	2.00%
Number of installment payments	7